Related parties - Number of ING Groep N.V. shares and stock options to key management personnel (Details) - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of key management personnel compensation [table]
Number of shares	3,904,065	3,900,669	3,896,734
Number of stock options			2,356,343
ING Groep N.V. [member]
Disclosure of key management personnel compensation [table]
Number of shares	334,673	348,088
ING Groep N.V. [member] | Executive board of ING Groep N.V. [member]
Disclosure of key management personnel compensation [table]
Number of shares	91,853	88,741
ING Groep N.V. [member] | Management Board of I N G Bank NV [,ember]
Disclosure of key management personnel compensation [table]
Number of shares	237,525	254,052
ING Groep N.V. [member] | Supervisory Board [member]
Disclosure of key management personnel compensation [table]
Number of shares	5,295	5,295